Note 6 - Vessels, Net - Summary of Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessel Cost, Balance	$ 1,066,630,849	$ 895,387,989
Accumulated Amortization, Balance	(201,940,961)	(184,035,144)
Net Book Value, Balance	864,689,888	711,352,845
Vessel Cost, Acquisitions	44,432,663	200,159,411
Vessel Cost, Disposals	(591,137)	(1,977,051)
Accumulated Amortization, Disposals
Net Book Value, Disposals	(591,137)	(1,977,051)
Vessel Cost, Impairment loss	(34,859,054)	(26,190,677)
Accumulated Amortization, Impairment loss	29,123,968	17,951,690
Net Book Value, Impairment loss	(5,735,086)	(8,238,987)	$ (6,168,747)
Vessel Cost, Vessel Held For Sale		(748,823)
Accumulated Amortization, Depreciation	(39,096,589)	(35,857,507)	(33,811,607)
Net Book Value, Depreciation	(39,096,589)	(35,857,507)
Vessel Cost, Balance	1,075,613,321	1,066,630,849	895,387,989
Accumulated Amortization, Balance	(211,913,582)	(201,940,961)	(184,035,144)
Net Book Value, Balance	$ 863,699,739	$ 864,689,888	$ 711,352,845